Equity (Details 3) - AUD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Balance at the beginning of the period	$ 154,419,061	$ 141,236,838
Net loss for the year	8,561,862	5,640,258
Impact of initial adoption of AASB 16		6,261
Balance at the end of the period	$ 162,980,923	$ 146,883,357